Summary of Significant Accounting Policies - Major Customers and Associated Percentage of Revenue (Detail) (Sales Revenue, Net [Member], Customer Concentration Risk [Member])	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue	83.00%	80.00%	88.00%	81.00%	87.00%	100.00%
Antero Resources Corporation [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue	48.00%	19.00%	57.00%	26.00%	38.00%	100.00%
ARM Energy Management [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue	26.00%		20.00%
Condevco [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue	4.00%	28.00%	5.00%	26.00%
Dominion East Ohio [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue	3.00%	19.00%	4.00%	17.00%
Ergon [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue	2.00%	14.00%	2.00%	12.00%	12.00%
Devco Oil Company [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue					24.00%
Dominion Resources Inc [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue					13.00%